Segmented Information (Narrative) (Details) - segment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers [Line Items]
Number of operating segments	1
Approximate percentage of the Company's freight revenues from national accounts	94.00%
Freight [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Revenues from External Customers [Line Items]
Concentration of risk	4.00%	4.00%	4.00%